Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.7%
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 4.5%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$431,438
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	295,421
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	343,581
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	484,540
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.067%	6/12/24	760,000	769,427	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,457,516
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	200,000	216,502	(b)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	260,000	261,924	(b)
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	223,053
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	202,042
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,768,615
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	256,494
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,655,308
Total Diversified Telecommunication Services				10,365,861
Media - 5.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	237,997
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	540,515
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	641,659
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,704,658
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,039,183	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	482,269
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	452,510
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	25,939
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	234,114
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,393,634
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	544,704
Viacom Inc., Senior Notes	5.250%	4/1/44	80,000	94,292
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,700,714
Total Media				13,092,188

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	$1,243,909
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	137,350
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	576,910
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	404,002
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	22,109
Total Wireless Telecommunication Services				2,384,280
Total Communication Services				25,842,329
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.8%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	701,558
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	351,375
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	681,068
Total Automobiles				1,734,001
Hotels, Restaurants & Leisure - 1.2%
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	343,593
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	326,403
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	479,514
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	592,092	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	776,184
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	227,030
Total Hotels, Restaurants & Leisure				2,744,816
Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	437,009
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	342,775
Total Household Durables				779,784
Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	493,828
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,069,820
Target Corp., Senior Notes	3.375%	4/15/29	540,000	601,490
Total Specialty Retail				1,671,310
Total Consumer Discretionary				7,423,739
CONSUMER STAPLES - 3.9%
BEVERAGES - 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	2,079,848
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	108,097
Total Beverages				2,187,945

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.2%
Kroger Co., Senior Notes	4.650%	1/15/48	50,000	$56,883
Kroger Co., Senior Notes	3.950%	1/15/50	70,000	72,841
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	454,097
Total Food & Staples Retailing				583,821
Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	159,687
Mars Inc., Senior Notes	2.700%	4/1/25	220,000	233,716	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	245,799	(b)
Total Food Products				639,202
Household Products - 0.2%
Estee Lauder Cos. Inc., Senior Notes	2.000%	12/1/24	180,000	185,037
Estee Lauder Cos. Inc., Senior Notes	2.375%	12/1/29	50,000	51,680
Estee Lauder Cos. Inc., Senior Notes	3.125%	12/1/49	110,000	118,200
Total Household Products				354,917
Tobacco - 2.3%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	311,630
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	559,855
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,555,311
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	78,377
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	1,550,000	1,629,370
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	656,823
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	646,790
Total Tobacco				5,438,156
Total Consumer Staples				9,204,041
ENERGY - 15.6%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,010,763
Oil, Gas & Consumable Fuels - 15.1%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	92,507
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	285,367
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	165,402
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	633,851
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	704,826
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	170,000	178,593	(b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	43,142	(b)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	54,894	(b)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,019,196
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	259,489
Concho Resources Inc., Senior Notes	3.750%	10/1/27	110,000	114,433

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Concho Resources Inc., Senior Notes	4.300%	8/15/28	280,000	$304,828
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,223,175
Continental Resources Inc., Senior Notes	4.500%	4/15/23	880,000	922,404
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	419,702
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	665,053
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	22,774
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	226,050
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	484,168
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	327,525	(a)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	832,700	(a)(c)
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	510,000	547,031
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	20,000	22,520
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	24,078
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	60,000	68,566
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	370,000	375,080
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	428,844
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	206,481
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	565,694	(a)
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	198,689
Halliburton Co., Senior Notes	2.920%	3/1/30	200,000	197,266	(d)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,266,060
MEG Energy Corp., Senior Notes	7.000%	3/31/24	372,000	353,246	(b)
MPLX LP, Senior Notes	5.250%	1/15/25	500,000	528,498	(b)
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	611,355
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	60,000	65,323	(b)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	757,378
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	254,131
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	598,000	613,663
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,320,000	1,555,152
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	850,885
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	250,000	254,796
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	250,000	251,723
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	926,878
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	27,250

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels - continued
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	$178,758	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	310,200	(b)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	643,817
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	791,942
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	461,810
Range Resources Corp., Senior Notes	9.250%	2/1/26	730,000	496,528	(b)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,211,889
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	666,705
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	982,870
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	225,374
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	11,754
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	922,907
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,639,061
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	909,636
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	140,000	137,541
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	113,253
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	430,000	400,284
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	460,000	460,557
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,042,369
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,234,346
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	85,916
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	225,227
WPX Energy Inc., Senior Notes	4.500%	1/15/30	180,000	172,071
Total Oil, Gas & Consumable Fuels				35,255,481
Total Energy				36,266,244
Financials - 29.8%
Banks - 18.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	226,352	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	452,214	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Banks - continued
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	$654,490	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	967,359	(a)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	441,745	(a)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,973,560
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	117,146	(a)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	794,374	(a)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,085,560
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	479,394
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	343,422	(a)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	566,961	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,722,456	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	240,000	248,850	(a)(b)(c)
BNP Paribas SA, Senior Notes (3.052% to 10/13/30 then SOFR + 1.507%)	3.052%	1/13/31	200,000	205,519	(a)(b)
Citigroup Inc., Junior Subordinated Bonds (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,244,249	(a)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,425,188	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,303,218
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	558,213
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	555,895
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,290,000	2,550,320
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	974,675
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	350,034

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	$1,621,237	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	784,004	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	594,645	(b)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	202,876	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	210,342	(a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	833,556	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	498,325	(a)(c)
HSBC Holdings PLC, Senior Notes (2.633% to 11/7/24 then 3 mo. USD LIBOR + 1.140%)	2.633%	11/7/25	480,000	490,700	(a)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	110,000	153,589
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	222,209	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	724,987	(a)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,227,985
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	310,000	322,996	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,070,554
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	237,784	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	674,576	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	522,910	(a)(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,190,000	1,229,592	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	944,008
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	739,805

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	$1,036,760	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	1,006,786	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	928,495
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	436,893	(a)
U.S. Bancorp, Subordinated Notes	3.000%	7/30/29	250,000	267,129
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	612,474	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,871,731	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/30/20	410,000	410,623	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	1,150,000	1,227,671	(a)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	498,535
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	669,473
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	198,995
Total Banks				42,713,439
Capital Markets - 4.6%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	256,262
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,078,609
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	106,438
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,750,717
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,129,847	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	90,234
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	720,000	805,348
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,644,936	(b)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	121,881	(b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	216,228
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	192,266

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	$371,181
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	981,773	(a)(b)(c)
Total Capital Markets				10,745,720
Consumer Finance - 1.1%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,507,621
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	496,795
Synchrony Financial, Senior Notes	2.850%	7/25/22	520,000	532,112
Total Consumer Finance				2,536,528
Diversified Financial Services - 1.1%
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	222,209	(b)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	247,616	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	456,862	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	248,558	(b)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	400,000	395,000	(b)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.900%	12/21/65	800,000	633,396	(a)(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	345,904
Total Diversified Financial Services				2,549,545
Insurance - 4.2%
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,038,527
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	102,625
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	400,496	(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,104,360	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	595,185	(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	1,236,565
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	943,235	(b)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	182,715	(b)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	206,250	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - continued
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	$201,035	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,610,879	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	871,854	(b)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	596,165
Trinity Acquisition PLC, Senior Notes	3.500%	9/15/21	626,000	644,880
Total Insurance				9,734,771
Investment Companies - 0.2%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	500,000	509,145	(b)
Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	790,532	(b)
TOTAL FINANCIALS				69,579,680
HEALTH CARE - 12.8%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	420,000	440,091	(b)
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,110,000	1,173,194	(b)
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,287,164	(b)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	142,247
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	615,157
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	129,156
Total Biotechnology				3,787,009
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	278,930
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	230,000	240,953	(b)
Alcon Finance Corp., Senior Notes	3.000%	9/23/29	360,000	377,668	(b)
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,110,000	1,385,711
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	570,538
Total Health Care Equipment & Supplies				2,853,800
Health Care Providers & Services - 7.6%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	263,213
Centene Corp., Senior Notes	4.750%	1/15/25	370,000	379,977	(b)
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	164,904	(b)
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	600,236	(b)
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	790,987	(b)
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	602,012
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	650,164
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	67,812

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services - continued
CVS Health Corp., Senior Notes	2.625%	8/15/24	690,000	$710,927
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,601,588
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,805,116
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,426,177
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	661,079
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,145,218
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	188,844
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	70,000	76,174
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	11,082
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	373,506
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	198,003
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	416,324
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	618,813
Humana Inc., Senior Notes	3.125%	8/15/29	450,000	475,649
Humana Inc., Senior Notes	4.800%	3/15/47	420,000	513,511
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,140,000	1,171,823
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	332,251
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	277,762
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	612,491
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	242,772
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	282,728
Total Health Care Providers & Services				17,661,143
Pharmaceuticals - 2.4%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	200,000	239,534
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	128,862	(b)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	129,025	(b)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,717,678	(b)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	548,282	(b)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	950,443
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	210,817	(b)
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,614,806
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	51,683
Total Pharmaceuticals				5,591,130
Total Health Care				29,893,082
Industrials - 8.4%
Aerospace & Defense - 3.5%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	330,000	353,984	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	516,683

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense - continued
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	$2,323,503
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,000,000	1,088,847
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	346,651
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	700,000	812,908	(b)
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	230,000	245,022
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	63,468
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	269,781
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,839,365
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	241,831
Total Aerospace & Defense				8,102,043
Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	1,028,648
Airlines - 0.8%
American Airlines Pass-Through Trust	5.600%	7/15/20	192,753	195,234	(b)
Continental Airlines Pass-Through Trust	6.250%	4/11/20	98,950	99,349
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	855,013
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	232,665
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	62,230	69,002
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	356,863	404,396
Total Airlines				1,855,659
Building Products - 0.6%
Carrier Global Corp., Senior Notes	2.493%	2/15/27	260,000	265,279	(b)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	576,770	(b)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	278,536	(b)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	320,000	331,197	(b)
Total Building Products				1,451,782
Commercial Services & Supplies - 1.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	215,148
Republic Services Inc., Senior Notes	2.500%	8/15/24	700,000	727,596
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	877,842
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	43,417
Waste Management Inc., Senior Notes	4.000%	7/15/39	550,000	662,368
Total Commercial Services & Supplies				2,526,371
Industrial Conglomerates - 0.9%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	449,345
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,531,636
Total Industrial Conglomerates				1,980,981

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Machinery - 0.6%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	$492,695
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	820,000	845,382	(b)
Otis Worldwide Corp., Senior Notes	3.112%	2/15/40	120,000	123,440	(b)
Total Machinery				1,461,517
Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.250%	2/5/50	40,000	41,420
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	634,319
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	31,227
Total Road & Rail				706,966
Trading Companies & Distributors - 0.2%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	364,345	(b)
Total Industrials				19,478,312
Information Technology - 2.7%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	534,468
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	445,880
Total Communications Equipment				980,348
IT Services - 0.6%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	224,537
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	720,000	739,410
S&P Global Inc., Senior Notes	2.500%	12/1/29	220,000	228,357
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	124,217
Total IT Services				1,316,521
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	296,519
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	84,160
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	517,182
Total Semiconductors & Semiconductor Equipment				897,861
Software - 0.9%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,996,526
salesforce.com Inc., Senior Notes	3.700%	4/11/28	120,000	135,799
Total Software				2,132,325
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,040,813	(b)
Total Information Technology				6,367,868

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Materials - 1.8%
Metals & Mining - 1.8%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	$358,053
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	464,091
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	780,000	908,111	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	260,000	257,213	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	577,251	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	101,068
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	320,350	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	638,832	(b)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	607,390
Total Materials				4,232,359
Real Estate - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	418,414
MPT Operating Partnership LP/MPT Finance
Corp., Senior Notes	4.625%	8/1/29	270,000	284,681
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	618,312
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,079,203
Welltower Inc., Senior Notes	3.950%	9/1/23	1,050,000	1,129,071
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	584,516
Total Equity Real Estate Investment Trusts (REITs)				4,114,197
Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	579,277
Total Real Estate				4,693,474
Utilities - 4.4%
Electric Utilities - 4.4%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,427,027
CenterPoint Energy Houston Electric LLC, Senior
Secured Bonds	4.500%	4/1/44	530,000	687,427
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	904,001
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	480,000	532,259
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	4,444,258
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	191,424	(b)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	272,557

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount		Value
Electric Utilities - continued
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	230,000		$251,241
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000		549,742
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000		917,249
Total Utilities					10,177,185
Total Corporate Bonds & Notes (Cost - $191,576,041)					223,158,313
Sovereign Bonds - 1.2%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.226%	6/21/20	8,960,000	ARS	74,023	(a)(f)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	650,000	ARS	4,020	(f)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	930,000		376,983
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000		60,742
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	260,000		103,076
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		791,319	(b)
Total Argentina					1,410,163
Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	310,000		257,400	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000		152,321	(b)
Total Ecuador					409,721
Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		304,264	(b)
Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	220,000		212,174	(b)
Qatar - 0.2%
Qatar Government International Bond, Senior
Notes	4.817%	3/14/49	410,000		523,866	(b)
Total Sovereign Bonds (Cost - $5,352,396)					2,860,188

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	Rate	Shares	Value
Preferred Stocks - 1.1%
Financials - 1.1%
Banks - 1.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.477%	85,800	$2,187,900	(a)
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	4.882%	9,325	224,966	(a)
Total Preferred Stocks (Cost - $2,309,699)			2,412,866

		Maturity Date	Face Amount†
Municipal Bonds - 0.7%
California - 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000	631,965	(b)
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000	319,108
Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000	664,790
Total Municipal Bonds (Cost - $1,355,045)				1,615,863
Total Investments before Short-Term Investments (Cost - $200,593,181)				230,047,230

			Shares
Short-Term Investments - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,343,161)	1.491%		1,343,161	1,343,161
Total Investments - 99.3% (Cost - $201,936,342)				231,390,391
Other Assets in Excess of Liabilities - 0.7%				1,712,031
Total Net Assets - 100.0%				$233,102,422

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviations used in this schedule:

ARS	—	Argentine Peso
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At February 29, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	75	6/20	$16,241,434	$16,374,609	$133,175
Contracts to Sell:
U.S. Treasury 5-Year Notes	2	6/20	243,006	245,500	(2,494)
U.S. Treasury 10-Year Notes	94	6/20	12,384,314	12,666,500	(282,186)
U.S. Treasury Long-Term Bonds	102	6/20	16,816,864	17,365,500	(548,636)
U.S. Treasury Ultra Long-Term Bonds	1	6/20	202,784	207,500	(4,716)
					(838,032)
Net unrealized depreciation on open futures contracts					$(704,857)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,158,313	—	$223,158,313
Sovereign Bonds	—	2,860,188	—	2,860,188
Preferred Stocks:
Financials	$2,187,900	224,966	—	2,412,866
Municipal Bonds	—	1,615,863	—	1,615,863
Total Long-Term Investments	2,187,900	227,859,330	—	230,047,230
Short-Term Investments†	1,343,161	—	—	1,343,161
Total Investments	$3,531,061	$227,859,330	—	$231,390,391
Other Financial Instruments:
Futures Contracts	$133,175	—	—	$133,175
Total	$3,664,236	$227,859,330	—	$231,523,566

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$838,032	—	—	$838,032

† See Schedule of Investments for additional detailed categorizations.